CONCENTRATION OF RISK	12 Months Ended
Dec. 31, 2013
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]
18.	CONCENTRATION OF RISK

Revenue concentration

A substantial percentage of the Group’s sales are made to the following customer. Details of the customers accounting for 10% or more of total net revenue of continuing and discontinued operations are as follows:

	2013	2012	2011
Customer A	13%	16%	29%
Customer B	10%	9%	7%

The total amount of revenues from the customers accounting for 10% or more of total net revenue of continuing and discontinued operations are as follow:

	2013	2013	2012	2011
	USD	RMB	RMB	RMB
Customer A	82,716	500,736	785,933	1,039,896
Customer B	64,919	393,001	472,548	225,478

The customers with sales over 10% were within the Product Sales segment for the year ended December 31, 2011. Details of the accounts receivable from the customer with the largest receivable balance as of December 31, 2013 and 2012 are as follows:

	% of accounts receivable
	2013	2012
Customer A	—	15%
Customer B	16%	—

Dependence on suppliers

The Group typically relies on a limited number of key suppliers, and many customized module design solutions that are developed by the Group are designed around technology components provided by these suppliers. The Group typically does not have long-term supply agreements or other forms of exclusive arrangements with these suppliers. If the Group loses a key supplier or a supplier reduces the quantity of products it sells to the Group, it does not maintain a sufficient inventory level of products required or is otherwise unable to meet the demand for its components, the Group may have to expend significant time, effort and other resources to locate a suitable alternative supplier and secure replacement components. If suitable replacement components are unavailable, the Group may be forced to redevelop certain of its solutions, which ultimately may not be accepted by the customers.

A substantial percentage of the Group’s purchases are made from the following supplier. Details of the major supplier are as follows:

	2013	2012	2011
Supplier A	65.5%	45.7%	41.1%